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MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
Irvine, California 92614

                                                     November 12, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  MetLife Investors Variable Life Account One
          File No. 333-160848 / 811-07971
          Rule 497(j) Certification
          --------------------------------------------------------

Commissioners:

     On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Life Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated November 9, 2009 being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Prospectus contained in Pre-Effective Amendment No. 1 to the Registration Statement for the Account filed electronically with the Commission on November 2, 2009.

                                             Sincerely,


                                             /s/ John E. Connolly, Jr.
                                             -----------------------------------
                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company